Pensions and other post-retirement benefit obligations - Narrative (Details) - GBP (£) £ in Millions	Sep. 30, 2024	Mar. 31, 2024
UK
Disclosure of defined benefit plans [line items]
Funding surplus/(deficit)	£ 1,359	£ 1,317
US
Disclosure of defined benefit plans [line items]
Funding surplus/(deficit)	£ 1,119	£ 1,090